PIMCO Equity Series

Supplement dated August 24, 2018 to the

PIMCO Equity Series Prospectus dated October 27, 2017,

as supplemented from time to time (the “Prospectus”),

and to the Statement of Additional Information dated October 27, 2017,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class C Shares of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE Global Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and together, the “Funds”)

The Board of Trustees of PIMCO Equity Series (the “Trust”) has approved a Plan of Liquidation for Class C shares of the Funds pursuant to which Class C shares of each Fund will be liquidated (the “Liquidations”) on or about October 31, 2018 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 1, 2018, the Funds will no longer sell Class C shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class C shares of a Fund from other funds of the Trust or funds of PIMCO Funds.

Mechanics. In connection with the Liquidations, any Class C share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class C shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class C shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class C shareholders of each Fund may redeem their Class C shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. At any time prior to the Liquidation Date, shareholders may also exchange their Class C Fund shares for Class C shares of any other fund of the Trust or any fund of PIMCO Funds that offers that class, or for another share class of the same Fund, if eligible, without the payment of any applicable contingent deferred sales charge or front-end sales charge. These exchange privileges are described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus and “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” in the SAI.

U.S. Federal Income Tax Matters. For taxable Class C shareholders, the automatic redemption of Class C shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class C shareholder may voluntarily redeem his or her Class C shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Equity Series

Supplement dated August 24, 2018 to the PIMCO Equity Series Prospectus dated October 27, 2017, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund

PIMCO RAE Emerging Markets Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE Emerging Markets Fund is the MSCI Emerging Markets Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE Emerging Markets Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the fourth paragraph of the “Performance Information” section of the PIMCO RAE Emerging Markets Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI Emerging Markets Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE Emerging Markets Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)	14.90%	-0.27%	1.97%

PIMCO RAE Global Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE Global Fund is the MSCI All Country World Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE Global Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE Global Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI All County World Index.

The MSCI All Country World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising developed and emerging market indexes. The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE Global Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (06/05/2015)
MSCI All Country World Value Index (reflects no deductions for fees, expenses or taxes)	12.57%	2.23%

PIMCO RAE Global ex-US Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE Global ex-US Fund is the MSCI All Country World ex US Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE Global ex-US Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE Global ex-US Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI All Country World ex US Index.

The MSCI All Country World ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World ex US Index consists of 45 country indexes comprising 22 developed and 23 emerging market country indexes. The MSCI All Country World ex US Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 22 developed and 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World ex US Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE Global ex-US Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (06/05/2015)
MSCI All Country World ex US Value Index (reflects no deductions for fees, expenses or taxes)	8.92%	-3.74%

PIMCO RAE International Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE International Fund is the MSCI EAFE Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE International Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the second paragraph of the “Performance Information” section of the PIMCO RAE International Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the MSCI EAFE Index.

The MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE International Fund’s Fund Summary in the Prospectus:

	1 Year	Since Inception (06/05/2015)
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)	5.02%	-4.03%

PIMCO RAE US Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE US Fund is the Russell 1000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE US Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the fourth paragraph of the “Performance Information” section of the PIMCO RAE US Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE US Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.34%	14.80%	5.72%

PIMCO RAE US Small Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE US Small Fund is the Russell 2000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the “Performance Information” section of the PIMCO RAE US Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a primary and a secondary broad-based securities market index.

Additionally, effective August 31, 2018, the fourth paragraph of the “Performance Information” section of the PIMCO RAE US Small Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the Russell 2000® Index.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The Russell 2000®

Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index.

Additionally, effective August 31, 2018, the following disclosure is added to the end of the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE US Small Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	31.74%	15.07%	6.26%

Investors Should Retain This Supplement for Future Reference

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